UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 100.2%	Rate (%)	Date	Amount ($)		Value ($)
Alaska - .8%
Alaska Housing Finance Corporation,
Revenue Bonds (SPA; JPMorgan Chase
Bank NA) Ser. A	1.76	3/8/19	4,820,000	[a]	4,820,000
Arizona - 2.4%
Tender Option Bond Trust Receipts
(Series 2016-XM0304),
(Mesa, Excise Tax Revenue Bonds)
(Liquidity Facility; Royal Bank of
Canada)), Trust Maturity Date
7/1/2020	5.00	3/14/19	10,135,000	[a,b,c]	10,135,000
Tender Option Bond Trust Receipts
(Series 2018-XF0695),
(Phoenix Civic Improvement
Corporation, Airport Revenue Bonds,
Refunding) (Liquidity Facility;
JPMorgan Chase Bank NA and LOC;
JPMorgan Chase Bank NA)), Trust
Maturity Date 7/1/2025	4.00	3/14/19	4,415,000	[a,b,c]	4,415,000
					14,550,000
Arkansas - .9%
Arkansas Development Finance
Authority,
MFHR (Capri Apartments Project)
(LOC; FHLB) Ser. F	1.81	3/14/19	5,200,000	[a]	5,200,000
California - 1.8%
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	1.84	3/14/19	5,000,000	[a]	5,000,000
Tender Option Bond Trust Receipts
(Series 2018-XF2615),
(California Municipal Finance
Authority, Revenue Bonds (LINX APM
Project) (LOC; Barclays Bank PLC and
Liquidity Facility; Barclays Bank PLC)),
Trust Maturity Date 12/31/2047	4.00	3/14/19	5,760,000	[a,b,c]	5,760,000
					10,760,000
Colorado - 5.1%
Colorado Health Facilities Authority,
Revenue Bonds (Sisters of Charity of
Leavenworth Health System)
(Citigroup ROCS, Ser. 2015-XM0054)
(Liquidity Facility; Citibank NA)	1.79	3/14/19	4,700,000	[a,b]	4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 5.1% (continued)
University of Colorado,
CP, Ser. A1	1.66	5/15/19	15,500,000		15,500,000
University of Colorado,
Hospital Authority Revenue Bonds,
Refunding (Liquidity Facility; Citibank
NA)	1.77	3/14/19	10,000,000	[a,b]	10,000,000
					30,200,000
Connecticut - 1.3%
RIB Floater Trust Various States,
GO (LOC; Barclays Bank PLC) Ser.
2017-016	1.78	3/14/19	7,750,000	[a,b]	7,750,000
Delaware - .5%
Delaware State Health Facilities
Authority,
Revenue Bonds, Refunding (Christiana
Care Health Services) Ser. B	1.73	3/14/19	2,900,000	[a]	2,900,000
Florida - 5.3%
Greater Orlando Aviation Authority,
Revenue Bonds (Flight Safety
International Inc. Project)	1.81	3/14/19	11,905,000	[a]	11,905,000
Orange County Health Facilities
Authority,
Hospital Revenue Bonds, Refunding
(Orland Regional Healthcare System)
Ser. E	1.80	3/6/19	6,500,000	[a]	6,500,000
Palm Beach County School District,
CP, Refunding (Liquidity Facility;
Citibank NA)	1.77	3/14/19	6,585,000	[a,b]	6,585,000
Tender Option Bond Trust Receipts
(Series 2018-BAML7001),
(Tallahassee Health Facilities, Revenue
Bonds (Tallahassee Memorial
Healthcare Inc. Project) (Liquidity
Agreement; Bank of America NA and
LOC; Bank of America NA)) , Trust
Maturity Date 12/1/2051	5.25	3/14/19	6,500,000	[a,b,c]	6,500,000
					31,490,000
Hawaii - .8%
Hawaii,
GO, Ser. DQ	5.00	6/1/19	5,000,000		5,042,178
Illinois - 4.7%
DuPage County,
Revenue Bonds (The Morton
Arboretum Project) (LOC; Northern
Trust Company)	1.73	3/14/19	100,000	[a]	100,000
Illinois Finance Authority,
Revenue Bonds, Refunding (Garrett-
Evangelical Theological Seminary
Project) (LOC; FHLB)	1.74	3/14/19	4,285,000	[a]	4,285,000

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 4.7% (continued)
Tender Option Bond Trust Receipts
(Series 2015-ZM0120),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue Bonds) (LOC;
Royal Bank of Canada)), Trust Maturity
Date 7/1/2023	5.00	3/14/19	6,230,000	[a,b,c]	6,230,000
Tender Option Bond Trust Receipts
(Series 2018-XF0711),
(Illinois Finance Authority, Revenue
Bonds, Refunding) (Liquidity
Agreement; JPMorgan Chase Bank NA
and LOC; JPMorgan Chase Bank NA)),
Trust Maturity Date 11/15/2040	4.12	3/14/19	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts
(Series 2018-XM0686),
(Chicago O'Hare International Airport,
Revenue Bonds) (Liquidity Agreement;
Bank of America NA)), Trust Maturity
Date 1/1/2052	5.00	3/14/19	4,160,000	[a,b,c]	4,160,000
Will County,
SWDR (BASF Corporation Project)	1.81	3/6/19	9,000,000		9,000,000
					27,775,000
Indiana - 3.5%
Crawfordsville,
MFHR (Autumn Woods Phase II
Apartments) (LOC; FHLB) Ser. B	1.84	3/14/19	655,000	[a]	655,000
Noblesville,
EDR (GreyStone Apartments Project)
(LOC; Bank of America) Ser. A	1.83	3/14/19	10,005,000	[a]	10,005,000
Saint Joseph County,
Health Care Facility Revenue Bonds,
Refunding (South Bend Medical
Foundation Project) (LOC; PNC Bank
NA)	1.74	3/14/19	2,595,000	[a]	2,595,000
Tender Option Bond Trust Receipts
(Series 2018-ZF2683),
(Indiana State Housing & Community
Development Authority, Single Family
Mortgage Revenue Bonds (Liquidity
Agreement; Morgan Stanley Bank)),
Trust Maturity Date 7/1/2043	3.90	3/14/19	7,500,000	[a,b,c]	7,500,000
					20,755,000
Kentucky - .0%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue Bonds,
Refunding (Liberty Ridge Senior Living,
Inc. Project) (LOC; FHLB)	1.99	3/14/19	300,000	[a]	300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ascension Parish,
Revenue Bonds (BASF Corporation
Project)	1.81	3/6/19	14,000,000	[a]	14,000,000
Caddo-Bossier Parishes Port Commission,
Revenue Bonds (Oakley Louisiana, Inc.
Project) (LOC; Bank of America)	1.89	3/14/19	900,000	[a]	900,000
Louisiana Housing Corporation,
MF Housing Revenue Bonds (Arbor
Place Apartments Project) (Insured;
Federal Home Loan Mortgage
Corporation and Liquidity Facility;
Federal Home Loan Mortgage
Corporation)	1.86	3/14/19	7,300,000	[a]	7,300,000
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds (Honeywell
International Inc. Project)	1.88	3/14/19	6,000,000	[a]	6,000,000
Tender Option Bond Trust Receipts
(Series 2018-BAML7002),
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Louisiana
Children's Medical Center) (LOC; Bank
of America NA and SPA; Bank of
America NA)), Trust Maturity Date
9/1/2057	2.13	3/14/19	15,000,000	[a,b,c]	15,000,000
					43,200,000
Maryland - .7%
Baltimore County,
Revenue Bonds, Refunding (Cross
Creek Apartments Facility) (LOC; PNC
Bank NA)	1.76	3/8/19	3,930,000	[a]	3,930,000
Massachusetts - 1.4%
Tender Option Bond Trust Receipts
(Series 2018-XL0073),
(Massachusetts Port Authority,
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank NA)), Trust
Maturity Date 7/1/2024	4.00	3/14/19	8,100,000	[a,b,c]	8,100,000
Michigan - 2.3%
Michigan State Housing Development
Authority,
Revenue Bonds (Alderwood Estates
Project) (LOC; FHLB)	1.80	3/14/19	7,590,000	[a]	7,590,000

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 2.3% (continued)
Tender Option Bond Trust Receipts
(Series 2018 XF0686),
(Michigan Finance Authority, Revenue
Bonds (Charter County of Wayne
Criminal Justice Center) (Liquidity
Agreement; Royal Bank of Canada))
Recourse, Trust Maturity Date
5/1/2026	4.00	3/14/19	6,000,000	[a,b,c]	6,000,000
					13,590,000
Minnesota - 2.0%
Swift County,
Revenue Bonds (Riverview LLP
Project) (LOC; Agcountry Farm Credit)	1.83	3/14/19	10,000,000	[a]	10,000,000
Waite Park,
IDR (McDowall Company Project) (LOC;
U.S. Bank NA)	1.93	3/12/19	2,020,000	[a]	2,020,000
					12,020,000
Missouri - 6.3%
Missouri Highway & Transportation
Commission,
Revenue Bonds, Refunding (Second
Lien) Ser. B	5.00	5/1/19	6,000,000		6,034,412
North Kansas City School District No 74,
GO, Refunding (Missouri Direct Deposit
Program)	5.00	3/1/19	4,000,000		4,000,000
RBC Municipal Products,
Revenue Bonds, Refunding (Stowers
Institute Medical Research) (LOC; Royal
Bank of Canada and Liquidity Facility;
Royal Bank of Canada) Ser. C	1.80	3/14/19	7,000,000	[a,b]	7,000,000
RIB Floaters Trust Various States,
Revenue Bonds (SSM Health Care)
(Insured; Barclays Bank PLC and
Liquidity Facility; Barclays Bank PLC)
Ser. 2017-010	1.79	3/14/19	18,980,000	[a,b]	18,980,000
Saint Louis Industrial Development
Authority,
MFHR (Minerva Place Apartments)
(LOC; FHLMC)	1.77	3/14/19	1,430,000	[a]	1,430,000
					37,444,412
Nevada - .7%
Tender Option Bond Trust Receipts
(Series 2018-XG0199),
(Las Vegas Convention & Visitors
Authority, Revenue Bonds (Liquidity
Facility; Royal Bank of Canada)), Trust
Maturity Date 1/1/2042	4.00	3/14/19	4,000,000	[a,b,c]	4,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - .2%
Tender Option Bond Trust Receipts
(Series 2018-ZF2625),
(New Jersey Housing & Mortgage
Finance Agency, Revenue Bonds,
Refunding (Single Family Housing)
(Liquidity Facility; Morgan Stanley
Bank)), Trust Maturity Date 10/1/2028	3.65	3/14/19	1,115,000	[a,b,c]	1,115,000
New York - 13.2%
Albany Industrial Development Agency,
Civic Facility Revenue Bonds
(Renaissance Corporation of Albany
Project) (LOC; M&T Trust)	1.79	3/14/19	2,400,000	[a]	2,400,000
Cheektowaga Central School District,
BAN	3.00	4/25/19	3,475,000		3,481,208
Metropolitan Transportation Authority,
BAM (Liquidity Facility; Citibank NA)	1.82	3/14/19	4,000,000	[a,b]	4,000,000
Nassau County Industrial Development
Agency,
Housing Revenue Bonds (Rockville
Centre Housing Associates, L.P. Project)
(LOC; M&T Trust)	2.04	3/14/19	8,770,000	[a]	8,770,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Ateret Torah
Center Project) (LOC; Wells Fargo
Bank)	1.78	3/14/19	1,700,000	[a]	1,700,000
New York City Industrial Development
Agency,
IDR (Novelty Crystal Corporation
Project) (LOC; TD Bank)	2.19	3/14/19	3,350,000	[a]	3,350,000
New York State Dormitory Authority,
Court Facilities LR, Refunding (The City
of New York Issue) (Liquidity Facility;
Mizuho Bank, Ltd.) Ser. B	1.79	3/6/19	11,000,000	[a]	11,000,000
New York State Dormitory Authority,
Revenue Bonds, Refunding (Bidding
Group 1) Ser. C	5.00	3/15/19	2,000,000		2,002,712
New York State Dormitory Authority,
Revenue Bonds, Refunding (Catholic
Health System) (LOC; HSBC Bank USA
NA)	1.77	3/14/19	2,565,000	[a]	2,565,000
New York State Energy Research &
Development Authority,
Revenue Bonds (Consolidated Edison
company of New York, Inc. project)
(LOC; Scotia Bank)	1.85	3/6/19	10,000,000	[a]	10,000,000
New York State Mortgage Agency,
Revenue Bonds (Homeowner
Mortgage) Ser. 132	1.80	3/8/19	5,970,000	[a]	5,970,000

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 13.2% (continued)
Onondaga County Industrial
Development Agency,
IDR (ICM Controls Corporation Project)
(LOC; M&T Trust)	1.95	3/8/19	1,105,000	[a]	1,105,000
Schenectady County Industrial
Development Agency,
Civic Facility Revenue Bonds (Union
Graduate College Project) (LOC; M&T
Trust) Ser. A	1.79	3/14/19	4,475,000	[a]	4,475,000
Syracuse,
RAN, Ser. A	3.50	3/29/19	8,800,000		8,810,980
Tender Option Bond Trust Receipts
(Series 2015-ZF0269),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 169th
Series) (Liquidity Facility; TD Bank)),
Trust Maturity Date 10/15/2025	5.00	3/14/19	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts
(Series 2016-YX1034),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 197th
Series) (Liquidity Facility; Barclays
Bank PLC), Trust Maturity Date
11/15/2035	5.00	3/14/19	2,380,000	[a,b,c]	2,380,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623),
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding)
(Liquidity Facility; TD Bank NA)) ,
Trust Maturity Date 11/15/2042	4.00	3/14/19	5,000,000	[a,b,c]	5,000,000
					79,009,900
Ohio - 2.9%
Cuyahoga County,
Airport Facilities Revenue Bonds
(Corporate Wings Project) (LOC; U.S.
Bank NA)	1.96	3/14/19	1,300,000	[a]	1,300,000
Ohio,
Revenue Bonds, Ser. A	4.00	4/1/19	1,000,000		1,002,076
Ohio Housing Finance Agency,
Revenue Bonds (Mortgage Backed
Securities Program) (Single Family
Housing) (Insured: GNMA, FNMA and
FHLMC)	1.85	3/6/19	515,000	[a]	515,000
Salem,
Civic Facility Revenue Bonds
(Community Center, Inc. Project) (LOC;
PNC Bank NA)	1.74	3/14/19	4,740,000	[a]	4,740,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 2.9% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XG0206),
(Cuyahoga County, COP) (Convention
Hotel Project) (Liquidity Agreement;
Bank of America)), Trust Maturity Date
12/1/2044	4.37	3/14/19	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts
(Series 2018-YX1079),
(Columbus-Franklin County Finance
Authority, Revenue Bonds (Storypoint
Grove City Project) (Liquidity
Agreement; Barclays Bank PLC and
LOC; Barclays Bank PLC)), Trust
Maturity Date 9/1/2025	8.00	3/14/19	5,590,000	[a,b,c]	5,590,000
					17,147,076
Pennsylvania - 1.0%
Telford Industrial Development
Authority,
IDR (Ridgetop Associates Project)
(LOC; Bank of America)	1.87	3/14/19	1,710,000	[a]	1,710,000
Tender Option Bond Trust Receipts
(Series 2018-XL0061),
(Berks County Industrial Development
Authority, Health System Revenue
Bonds, Refunding (Tower Health
Project) (Liquidity Facility; Citibank NA
and LOC; Citibank NA)), Trust Maturity
Date 11/1/2025	5.00	3/14/19	4,490,000	[a,b,c]	4,490,000
					6,200,000
South Carolina - 6.3%
Beaufort County School District,
GO, Ser. B	5.00	3/1/19	8,875,000		8,875,000
Richland County ,
GO, Ser. B	5.00	3/1/19	2,700,000		2,700,000
South Carolina Association of
Governmental Organizations,
CP, Ser. D	3.50	3/1/19	1,000,000		1,000,000
South Carolina Jobs-Economic
Development Authority,
EDR (Lexington-Richland Alcohol and
Drug Abuse Council, Inc. Project) (LOC;
Branch Banking and Trust Co.)	1.76	3/14/19	3,690,000	[a]	3,690,000
Tender Option Bond Trust Receipts
(Series 2015-XF2204),
(Charleston, Waterworks and Sewer
System Capital Improvement Revenue
Bonds) (Liquidity Facility; Citibank
NA)), Trust Maturity Date 1/1/2023	5.00	3/14/19	3,000,000	[a,b,c]	3,000,000

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 6.3% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XF2425),
(South Carolina Public Service
Authority, Revenue Bonds) (Liquidity
Agreement; Barclays Bank PLC and
LOC; Barclays Bank PLC)), Trust
Maturity Date 12/1/2054	5.50	3/14/19	15,240,000	[a,b,c]	15,240,000
Tender Option Bond Trust Receipts
(Series 2019-BAML5004),
(South Carolina Jobs Economic
Development Authority, Revenue
Bonds) (Liquidity Agreement; Bank of
America NA)), Trust Maturity Date
8/1/2042	3.70	3/1/19	3,000,000	[a,b,c]	3,000,000
					37,505,000
Tennessee - 4.5%
Covington Industrial Development Board,
Revenue Bonds (Charms Company
Project) (LOC; Bank of America NA)	1.88	3/6/19	7,500,000	[a]	7,500,000
Rutherford County,
GO, Refunding, Ser. B	5.00	4/1/19	1,250,000		1,253,737
Shelby County,
GO, Refunding, Ser. A	5.00	3/1/19	7,000,000		7,000,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue Bonds
(Rhodes College)	1.79	3/14/19	4,385,000	[a]	4,385,000
Tender Option Bond Trust Receipts
(Series 2017-XG0145),
(Metropolitan Government Nashville &
Davidson County Health & Educational
Facility Board, Revenue Bonds
(Vanderbilt University Medical Center
Program) (Liquidity Facility; Barclays
Bank PLC and LOC; Barclays Bank
PLC)), Trust Maturity Date 7/1/2048	5.00	3/14/19	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts
(Series 2018-BAML5001),
(Sullivian County Health Educational &
Housing Facilities Board of Hospital,
Revenue Bonds (Wellmont Health
System Project) (Liquidity Agreement;
Bank of America NA)), Trust Maturity
Date 9/1/2036	5.25	3/14/19	3,000,000	[a,b,c]	3,000,000
					27,138,737
Texas - 14.3%
Dallas Texas ,
CP, Ser. 10A	1.67	3/6/19	7,000,000		7,000,000
Harris County Metropolitan
Transportation Authority,
CP, Ser. A1	1.80	3/28/19	3,900,000		3,900,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 14.3% (continued)
Harris County Metropolitan
Transportation Authority,
CP, Ser. A3	1.80	3/28/19	2,000,000		2,000,000
Houston City,
GO, Refunding	4.50	3/1/19	2,875,000		2,875,000
Port Freeport,
Revenue Bonds (BASF Corporation
Project)	1.81	3/6/19	9,200,000	[a]	9,200,000
Port of Port Arthur Navigation District,
Revenue Bonds (BASF Corporation
Project)	1.81	3/6/19	9,800,000	[a]	9,800,000
San Antonio Texas Electric and Gas
Systems,
CP, Ser. A	1.55	4/2/19	10,000,000		10,000,000
San Antonio Texas Water and Sewer
Systems,
CP, Ser. A1	1.88	3/26/19	10,500,000		10,500,000
Tender Option Bond Trust Receipts
(Series 2015-XF2201),
(Texas Water Development Board,
State Water Implementation Revenue
Bonds) (Liquidity Facility; Citibank
NA)), Trust Maturity Date 10/15/2023	5.00	3/14/19	3,100,000	[a,b,c]	3,100,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0471),
(Dallas and Fort Worth, Joint
Improvement Revenue Bonds
(Dallas/Fort Worth International
Airport) (LOC; Royal Bank of Canada)),
Trust Maturity Date 11/1/2019	5.00	3/14/19	10,245,000	[a,b,c]	10,245,000
Texas,
GO (Veterans Housing Assistance
Program Fund)	1.85	3/6/19	10,000,000	[a]	10,000,000
Texas A&M University,
CP, Ser. B	1.60	5/3/19	2,000,000		2,000,000
Texas A&M University,
CP, Ser. B	1.66	4/2/19	5,000,000		5,000,000
					85,620,000
Vermont - .6%
Vermont Housing Finance Agency,
Multiple Purpose Revenue Bonds,
Refunding (Liquidity Facility; TD Bank)	1.82	3/14/19	3,550,000	[a]	3,550,000
Virginia - .7%
University of Virginia,
CP, Ser. 03-A	1.60	3/11/19	4,000,000		4,000,000

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington - 3.4%
Pierce County Economic Development
Corporation,
Industrial Revenue Bonds (SeaTac
Packaging Project) (LOC; HSBC Bank
USA)	1.89	3/14/19	2,285,000	[a]	2,285,000
Pierce County Economic Development
Corporation,
Industrial Revenue Bonds (SeaTac
Packaging Project) (LOC; HSBC Bank
USA)	1.89	3/14/19	1,600,000	[a]	1,600,000
Tender Option Bond Trust Receipts
(Series 2018-XF2630),
(Port of Seattle, Revenue Bonds
(Liquidity Agreement; Credit Suisse
AG)), Trust Maturity Date 5/1/2025	4.00	3/14/19	8,780,000	[a,b,c]	8,780,000
Washington,
GO, Refunding, Ser. R-2015E	5.00	7/1/19	7,545,000		7,628,828
					20,293,828
Wisconsin - 3.5%
Door County Housing Authority,
Housing Revenue Bonds (Big Hill
Regency House Project) (LOC; FHLB)	1.96	3/14/19	1,450,000	[a]	1,450,000
Franklin City,
Revenue Bonds (Schmitz Ready Mix
Inc.) (LOC; FHLB)	1.96	3/14/19	1,555,000	[a]	1,555,000
Kiel,
IDR (Polar Ware Company Project)
(LOC; Wells Fargo Bank)	1.96	3/14/19	1,710,000	[a]	1,710,000
Manitowoc Community Development
Authority,
Housing Revenue Bonds (Southbrook
Manor Project) (LOC; FHLB)	1.96	3/14/19	1,935,000	[a]	1,935,000
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc. Project) (LOC;
Bank of Montreal)	1.94	3/14/19	465,000	[a]	465,000
Pewaukee School District,
BAN	3.00	8/1/19	2,000,000		2,005,071
Plymouth,
IDR (Wisconsin Plastic Products, Inc.
Project) (LOC; FHLB)	1.96	3/14/19	890,000	[a]	890,000
West Bend Housing Authority,
Revenue Bonds (River Shores Regency)
(LOC; FHLB)	1.96	3/14/19	4,805,000	[a]	4,805,000
Wisconsin Housing & Economic
Development Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corporation) Ser. D	1.95	3/6/19	6,255,000		6,255,000
					21,070,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - 1.9%
Tender Option Bond Trust Receipts
(Series 2018-XF0609),
(Wisconsin Health & Educational
Facilities Authority, Revenue Bonds
(Marshfield Clinic Health System)
(Liquidity Facility; JPMorgan Chase
Bank NA and LOC; JPMorgan Bank
NA)), Trust Maturity Date 2/15/2024	5.00	3/14/19	7,490,000 [a,b,c]	7,490,000
Tender Option Bond Trust Receipts
(Series 2018-ZF2626),
(Iowa Finance Authority, Health
Facilities, Revenue Bonds, Refunding
(Unitypoint Health System) (Liquidity
Facility; Morgan Stanley Bank)), Trust
Maturity Date 8/15/2046	4.00	3/14/19	4,000,000 [a,b,c]	4,000,000
				11,490,000
Total Investments (cost $597,966,202)			100.2%	597,966,202
Liabilities, Less Cash and Receivables			(0.2%)	(1,098,448)
Net Assets			100.0%	596,867,754

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to $227,245,000 or 38.07% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	597,966,202
Level 3 - Significant Unobservable Inputs	-
Total	597,966,202

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)